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New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700



                                       January 23, 2001


VIA EDGAR
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Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

     Re:  The New England Variable Account
          File No. 333-11131 - (Zenith Accumulator)
          Rule 497(j) Certification
          -----------------------------------------

Commissioners:

     On behalf of Metropolitan Life Insurance Company (the "Company") and The New England Variable Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of prospectus supplement and Statement of additional information being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the prospectus supplement and statement of additional information in Post-Effective Amendment No. 6 for the Account filed electronically with the Commission on January 19, 2001.

     If you have any questions, please contact me at (617) 578-3514.

                                       Sincerely,



                                       Michele H. Abate